United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation
(Exact name of registrant as specified in charter)
630 Fifth Avenue, Suite 820
New York, N.Y. 10111
(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION
Statement of Investments
March 31, 2010
(Unaudited)

COMMON STOCKS 97.5%

Prin.Amt. or Shares		Value
	Banking and Finance 5.7%
675,000	The Bank of New York Mellon Corporation	$20,844,000
237,700	Home Federal Bancorp, Inc.	3,449,027
100,000	JPMorgan Chase & Co.	4,475,000
310,100	NewStar Financial, Inc. (a)	1,978,438

		30,746,465

	Capital Goods 14.7%
750,000	Brady Corporation Class A	23,340,000
200,000	Carlisle Companies Inc.	7,620,000
390,000	Dover Corporation	18,232,500
200,000	General Electric Company	3,640,000
100,000	Precision Castparts Corporation	12,671,000
230,000	Roper Industries, Inc.	13,303,200

		78,806,700

	Commercial Services 0.2%
100,000	Heritage-Crystal Clean Inc. (a)	1,130,000

	Energy 9.5%
100,000	Cenovus Energy Inc.	2,621,000
200,000	Devon Energy Corporation	12,886,000
100,000	EnCana Corporation	3,103,000
2,000,000	GeoMet, Inc. (a)(b)	1,780,000
660,000	McMoRan Exploration Co. (a)	9,655,800
290,000	Murphy Oil Corporation	16,295,100
200,000	Nexen Inc.	4,942,000

		51,282,900

	Health Care 3.4%
120,000	Abbott Laboratories	6,321,600
100,000	Johnson & Johnson	6,520,000
100,000	Medtronic, Inc.	4,503,000
260,000	Vical Inc. (a)	865,800

		18,210,400

	Insurance 30.1%
10,000	Erie Indemnity Company Class A	431,300
70,000	The Plymouth Rock Company, Inc.
	Class A (b)(d)	161,000,000

		161,431,300

	Retailing 1.6%
28,751	Aerogroup International, Inc. (a)(d)	324,886
230,000	Walgreen Co.	8,530,700

		8,855,586

Prin. Amt. or Shares		Value
	Semiconductor and Semiconductor Equipment 8.2%
500,000	Analog Devices, Inc.	$14,410,000
500,000	CEVA, Inc. (a)	5,830,000
810,000	Intel Corporation	18,054,900
300,000	Maxim Integrated Products, Inc.	5,817,000

		44,111,900

	Software and Services 5.7%
1,700,000	Convergys Corporation (a)	20,842,000
990,000	Xerox Corporation	9,652,500

		30,494,500

	Technology Hardware and Equipment 15.8%
920,000	Agilent Technologies, Inc. (a)	31,638,800
831,000	Coherent, Inc. (a)	26,558,760
630,000	Flextronics International Inc. (a)	4,939,200
350,000	Motorola, Inc.(a)	2,457,000
1,184,800	RadiSys Corporation (a)	10,615,808
3,230,000	Sonus Networks, Inc. (a)	8,494,900

		84,704,468

	Telecommunication Services 2.6%
1,000,000	Arbinet Corporation (a)	2,036,500
200,000	AT&T Inc.	5,168,000
280,000	Vodafone Group Plc	6,526,800

		13,731,300

	Total Common Stocks (cost $297,860,630)(e)	523,505,519

	SHORT-TERM INVESTMENTS 2.4%

	Money Market Fund 0.5%
2,875,935	Fidelity Institutional Money Market Government Portfolio	2,875,935

	U.S. Treasury Obligations 1.9%
10,000,000	U.S. Treasury Bill 0.11% due 5/13/10 (c)	9,998,740

	Total Short-Term Investments (cost $12,874,675)(e)	12,874,675

	Total Investments (cost $310,735,305)(e)(99.9%)	536,380,194
	Cash, receivables and other assetsless liabilities (0.1%)	531,802

	Net Assets (100%)	$536,911,996

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940.
(c)	Valued based on Level 2 Inputs. See Note 2.
(d)	Valued based on Level 3 Inputs – See Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION
NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable securities are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates market value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2010, the tax cost of investments was $310,735,305. Net unrealized appreciation was $225,644,889 consisting of gross unrealized appreciation and gross unrealized depreciation of $268,963,986 and $43,319,097, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

  Level 1 – Quoted prices in active markets for identical investments. The Corporation’s Level 1 investments consist of equity securities listed on a national securities exchange and money market funds;

  Level 2 – Other significant observable assumptions obtained from independent sources, for example, quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation’s Level 2 investments consist of short-term investments carried at amortized cost;

  Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include situations in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The inputs used for valuing securities and the resulting Levels are not necessarily an indication of the risk associated with investing in those securities.

The Corporation’s investments as of March 31, 2010 are classified as follows:

Valuation Inputs	Investments in Securities
Level 1	$365,056,568
Level 2	9,998,740
Level 3	161,324,886

$536,380,194

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance at December 31, 2009	$154,324,886
Change in unrealized appreciation of investments	7,000,000

Balance at March 31, 2010	$161,324,886

No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the three months ended March 31, 2010, therefore the above change in unrealized appreciation of investments relates to assets held as of March 31, 2010. The Corporation’s Level 3 investments are valued by the Board of Directors. This valuation is primarily based on a comparable company valuation analysis and a review of independent appraisals. Consideration is also given to corporate governance, recent private transactions, company and industry outlooks and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. On March 31, 2010, such investments had an aggregate value of $161,324,886, which was equal to 30.0% of the Corporation’s net assets. Investments in restricted securities at March 31, 2010, including acquisition dates and cost were:

Company	Shares	Security	Date Acquired	Cost
AeroGroup International, Inc.	28,751	Common Stock	6/14/05	$17,200
The Plymouth Rock Company, Inc.	60,000	Class A Common Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	10,000	Class A Common Stock	6/9/84	699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By:	/s/ Wilmot H. Kidd
President

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Wilmot H. Kidd
President

Date: April 28, 2010

By:	/s/ Charles N. Edgerton
Vice President and Treasurer

Date: April 28, 2010